Authorization of the consolidated financial statements:	12 Months Ended
Dec. 31, 2020
Authorization of the consolidated financial statements:
Authorization of the consolidated financial statements:

Note 22 - Authorization of the consolidated financial statements:

The consolidated financial statements and their twenty three notes are an integral part of the consolidated financial statements, which were approved and proposed for their issuance to the Board of Directors on April 12, 2021 by Mr. Adolfo Castro Rivas, Chief Executive Officer of Grupo Aeroportuario del Sureste, S.A.B. de C.V.